Income Tax - Summary of Reconciliation of Income Tax Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Major components of tax expense (income) [abstract]
Profit before income tax	$ 23,279,811	$ 778,328	$ 31,937,678	$ 31,020,663
Income tax expense calculated at the statutory rates	11,802,811	394,611	13,540,599	10,890,498
Nontaxable expense (income) in determining taxable income	459,133	15,350	353,019	483,715
Tax-exempt income	(495,883)	(16,579)	(2,515,453)	(623,566)
Additional income tax on unappropriated earnings	19,115	639	(1,022,560)	1,076,353
Loss carry-forward and income tax credits currently used	(898,198)	(30,030)	(971,124)	(1,124,043)
Remeasurement of deferred income tax assets, net	(5,588,335)	(186,838)	(4,776,271)	(4,131,473)
Changes in estimate for prior periods	(352,579)	(11,788)	(103,822)	(88,162)
Withholding tax	65,182	2,179	8,981	40,281
Income tax expense recognized in profit or loss	$ 5,011,246	$ 167,544	$ 4,513,369	$ 6,523,603